Servicing (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Mortgage Servicing Rights Capitalized and Amortized

The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Mortgage servicing rights:
Balance at beginning of year	$928	$533	$585
Additions	99	708	141
Amortization	(303)	(313)	(193)

Balance at end of year	724	928	533
Valuation allowance:
Balance at beginning of year	70	—	—
Recoveries	(62)	—	—
Provisions	—	70	—

Balance at end of year	8	70	—

Mortgage servicing assets, net	$716	$858	$533

Fair value of mortgage servicing assets	$1,517	$1,065	$533

Loan Servicing Fee Income

The following servicing fees are included in loan fee income:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Contractually specified servicing fees	$417	$354	$288
Late fees	11	10	11
Ancillary fees	2	3	2

	$430	$367	$301